Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenue	$ 695,137,000	$ 641,610,000	$ 1,369,989,000	$ 1,261,735,000
Costs and expenses:
Direct costs	490,656,000	449,226,000	966,153,000	879,818,000
Selling, general and administrative expense	83,203,000	80,936,000	165,115,000	161,851,000
Depreciation and amortization	15,188,000	17,046,000	30,685,000	33,944,000
Restructuring	0	12,490,000	0	12,490,000
Total costs and expenses	589,047,000	559,698,000	1,161,953,000	1,088,103,000
Income from operations	106,090,000	81,912,000	208,036,000	173,632,000
Interest income	1,780,000	1,017,000	3,525,000	1,840,000
Interest expense	(3,199,000)	(3,302,000)	(6,553,000)	(7,097,000)
Income before provision for income taxes	104,671,000	79,627,000	205,008,000	168,375,000
Provision for income taxes	(12,456,000)	(7,759,000)	(24,496,000)	(18,409,000)
Net income	92,215,000	71,868,000	180,512,000	149,966,000
Net income attributable to noncontrolling interest	(358,000)	0	(358,000)	0
Net income attributable to the Group	$ 91,857,000	$ 71,868,000	$ 180,154,000	$ 149,966,000
Net income per Ordinary Share attributable to the Group:
Basic (USD per share)	$ 1.70	$ 1.33	$ 3.34	$ 2.78
Diluted (USD per share)	$ 1.69	$ 1.31	$ 3.31	$ 2.73
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	53,957,446	54,109,702	53,901,427	54,017,631
Diluted (in shares)	54,449,117	54,852,453	54,355,705	54,875,451